Assets and Liabilities Held for Sale/Discontinued Operations - Summary of Major Classes of Line Items Constituting Profit/(Loss) of Discontinued Operations (Details) - USD ($)
$ / shares in Units, $ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Contract revenues	$ 36	$ 0	$ 0
Total operating revenues	36	0	0
Operating expenses
Operating expenses	(27)	0	0
Total operating expenses	(27)	0	0
Operating profit	9	0	0
Financial and other non-operating items
Interest income	18	26	34
Interest expense	(77)	(60)	(66)
Share in results from associated companies (net of tax)	14	(77)	(93)
Loss on impairment of investments	0	(47)	(296)
Loss impairment of convertible bond from related party	0	(29)	(11)
Net loss on debt extinguishments	0	0	(22)
Gain/(loss) on marketable securities	2	(3)	(46)
Disposal Group, Including Discontinued Operation, Other Income	37
Other financial items		(24)	(1)
Total financial items	(6)	(214)	(501)
Net profit/(Loss) before tax from discontinued operations	3	(214)	(501)
Income tax benefit/(expense)	2	(1)	(1)
Income/(loss) from discontinued operations	$ 5	$ (215)	$ (502)
Basic Earning/(Loss) per share from discontinued operations	$ 0.05	$ (2.14)	$ (5.02)
Diluted Earning/(Loss) per share from discontinued operations	$ 0.05	$ (2.14)	$ (5.02)